NOTE 23. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	December 31,
	2014	2013

Balance at the beginning of the year	$21,280	$12,337
Provision during the year	13,599	18,886
Bad debts written off	(4,820)	(9,943)
Balance at the end of the year	$30,059	$21,280

Carrying amount of the performing and non-performing finance receivables

The carrying amount of the past due and undue finance receivables as of December 31, 2014 and 2013 were as follows:

December 31, 2014	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$345,154	$—	$345,154
Short-term net investment in sales-type leases	56,975	—	56,975
Other financing receivables	49,288	—	49,288
Accounts receivables, net	2,496	26,419	28,915
	$453,913	$26,419	$480,332

December 31, 2013	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$390,099	$—	$390,099
Short-term net investment in sales-type leases	—	—	—
Other financing receivables	—	—	—
Accounts receivables, net	2,988	24,943	27,931
	$393,087	$24,943	$418,030

Impaired Financing Receivables

December 31, 2014	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$1,072	$22	$1,050
Accounts receivables	41,728	29,074	12,654
	$42,800	$29,096	$13,704

December 31, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$6,414	$389	$6,025
Accounts receivables	39,036	20,891	18,145
	$45,450	$21,280	$24,170

Age analysis of overdue receivables
	December 31,
	2014	2013

Less than 90 days	$17,180	$23,504
Over 90 days	40,809	22,330
	57,989	45,834
Less: allowance for credit losses	(29,074)	(20,891)
Total	$28,915	$24,943